Shareholders' Equity - Share Capital and Other Contributed Capital (Details) - SEK (kr) kr in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Changes in equity
Total registered shares at the beginning of period	59,580,087	59,580,087	59,580,087
Issuance of shares during the period	338,496	0	0
Total registered and subscribed but not registered shares at the end of the year	59,918,583	59,580,087	59,580,087
Shares
Ordinary shares	59,918,583	59,157,587	59,580,087
Total	59,918,583	59,157,587	59,580,087
of which shares are held by Calliditas	5,908,018	5,908,018	5,908,018
Total registered and subscribed but not registered shares at the end of the year, net of shares held by Calliditas	54,010,565	53,249,569	53,672,069
Share Capital
Share capital at the end of period	kr 2,397	kr 2,383	kr 2,383
Equity attributable to equity holders of the Parent Company	106,789	504,367	334,806	kr 766,264
Total equity	kr 106,789	kr 504,367	kr 334,806